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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  600 South Adams Road, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.             Birmingham, MI                 10/24/2007
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        14
                                                 ----------------------

Form 13F Information Table Value Total:                  $134,173
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           09/30/2007

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
                                                                                                    Column
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:         7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------
DOW JONES AIG        DJAIG CMDTY 36   06738C778     7,791    144,871  SH      SOLE                                           144,871
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                SILVER TR      46428Q109     2,445     17,908  SH      SOLE                                            17,908
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              US TIPS BD FD    464287176     7,038     68,980  SH      SOLE                                            68,980
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              MSCI EMG MKTS    464287234    11,830     79,158  SH      SOLE                                            79,158
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              GS NAT RES INDX  464287374     2,915     22,640  SH      SOLE                                            22,640
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              7-10 YR TREAS BD 464287440    12,641    150,697  SH      SOLE                                           150,697
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              1-3 YR TREAS BD  464287457    17,964    221,072  SH      SOLE                                           221,072
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              MSCI EAFE IDX    464287465       724      8,769  SH      SOLE                                             8,769
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              RUSSELL MC GR    464287481    11,723    100,977  SH      SOLE                                           100,977
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              RUSSELL 1000 GR  464287614    20,934    339,126  SH      SOLE                                           339,126
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              RUSSELL 2000 GR  464287648     9,590    112,632  SH      SOLE                                           112,632
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              MSCI GR INDX     464288885     8,934    112,515  SH      SOLE                                           112,515
------------------------------------------------------------------------------------------------------------------------------------
STREETRACKS GOLD TR  STREETTRACKS GOL 863307104     5,386     73,286  SH      SOLE                                            73,286
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL INC    COMMON        880198106    14,258  1,471,442  SH      SOLE                                         1,471,442
------------------------------------------------------------------------------------------------------------------------------------
               TOTAL                             134,173
------------------------------------------------------------------------------------------------------------------------------------